OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (5)	$ (73)	$ (43)
Share-settlement liability	0	(65)	(158)
Legal provisions	0	(55)	(231)
Amortization of service concession assets	(10)	(15)	(8)
Cash flow hedge associated with the disposal of assets	0	(6)	0
Transaction costs	0	0	(12)
Other	(71)	(63)	(41)
Other expenses, net	$ (86)	$ (277)	$ (493)